Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
Regulatory Capital Requirements

The Company (on a consolidated basis) and Union are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's and Union's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Union must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company's and Union's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Union to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes that, as of December 31, 2012 and 2011, the Company and Union met all capital adequacy requirements to which they were subject.

As of December 31, 2012 and 2011, the most recent notification from the FDIC categorized Union as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized an insured depository institution must maintain minimum total risk based, Tier I risk based, and Tier I leverage ratios as set forth in the table below. There are no conditions or events since the date of the most recent notification that management believes might result in an adverse change to Union's regulatory capital category. Prompt corrective action provisions are not applicable to bank holding companies.

Union's and the Company's actual capital amounts and ratios are presented in the following tables:

	Actual		Minimum For Capital Requirement		Minimum To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2012
Total capital to risk weighted assets
Union	$47,786	12.9%	$29,612	8.0%	$37,015	10.0%
Company	48,057	13.0%	29,688	8.0%	N/A	N/A
Tier I capital to risk weighted assets
Union	$43,133	11.7%	$14,810	4.0%	$22,214	6.0%
Company	43,392	11.7%	14,848	4.0%	N/A	N/A
Tier I capital to average assets
Union	$43,133	7.6%	$22,822	4.0%	$28,527	5.0%
Company	43,392	7.6%	22,928	4.0%	N/A	N/A

	Actual		Minimum For Capital Requirement		Minimum To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2011
Total capital to risk weighted assets
Union	$44,910	12.2%	$29,570	8.0%	$36,963	10.0%
Company	45,091	12.2%	29,641	8.0%	N/A	N/A
Tier I capital to risk weighted assets
Union	$40,671	11.0%	$14,789	4.0%	$22,184	6.0%
Company	40,852	11.0%	14,828	4.0%	N/A	N/A
Tier I capital to average assets
Union	$40,671	7.5%	$21,634	4.0%	$27,042	5.0%
Company	40,852	7.5%	21,672	4.0%	N/A	N/A

Dividends paid by Union are the primary source of funds available to the Company for payment of dividends to its stockholders. Union is subject to certain requirements imposed by federal banking laws and regulations, which among other things, establish minimum levels of capital and restrict the amount of dividends that may be distributed by Union to the Company.